Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.65%
Alabama–2.29%
Birmingham (City of), AL Airport Authority; Series 2010, Ref. RB (INS - AGM)(a)	6.00%	07/01/2022	$ 2,365	$ 2,375,950
Black Belt Energy Gas District (The); Series 2016 A, RB (b)	4.00%	06/01/2021	5,000	5,141,650
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB (b)	4.00%	12/01/2025	28,000	30,816,800
Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB (b)	2.00%	10/01/2024	2,000	2,009,080
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(b)(c)	1.02%	04/01/2024	8,625	8,206,946
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(b)(c)	0.79%	04/01/2024	2,875	2,746,488
				51,296,914
Alaska–0.46%
Alaska (State of) Municipal Bond Bank Authority; Series 2016-3, Ref. RB	5.00%	12/01/2025	4,635	5,581,513
North Slope (Borough of), AK;
Series 2018 A, GO Bonds	5.00%	06/30/2021	1,000	1,051,760
Series 2018 A, GO Bonds	5.00%	06/30/2022	1,710	1,794,269
Valdez (City of), AK (BP Pipelines); Series 2003 B, Ref. RB	5.00%	01/01/2021	1,800	1,833,822
				10,261,364
Arizona–3.58%
Arizona (State of);
Series 2019, Ref. RB	5.00%	07/01/2026	10,000	12,470,600
Series 2019, Ref. RB	5.00%	07/01/2027	10,500	13,401,885
Arizona (State of) Industrial Development Authority; Series 2019 A-2, RB	3.63%	05/20/2033	15,845	15,899,109
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2023	550	559,158
Series 2019 A, RB	5.00%	01/01/2024	555	566,821
Series 2019 A, RB	5.00%	01/01/2025	605	619,889
Series 2019 A, RB	5.00%	01/01/2026	735	754,757
Series 2019 A, RB	5.00%	01/01/2027	800	821,616
Series 2019 B, RB	5.00%	01/01/2043	1,370	1,275,278
Arizona (State of) Water Infrastructure Finance Authority; Series 2014 A, Ref. RB	5.00%	10/01/2024	5,000	5,979,500
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2016 A, RB (d)	5.00%	02/15/2026	1,150	1,247,301
Maricopa (County of), AZ Industrial Development Authority (Banner Health); Series 2017 C, RB (b)	5.00%	10/18/2024	7,500	8,686,200
Maricopa (County of), AZ Special Health Care District;
Series 2018 C, GO Bonds	5.00%	07/01/2024	2,000	2,344,840
Series 2018 C, GO Bonds	5.00%	07/01/2025	2,475	2,984,355
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	2,000	2,004,920
Phoenix Civic Improvement Corp.;
Series 2014 B, Ref. RB	5.00%	07/01/2027	2,450	2,902,858
Series 2017 D, Ref. RB	5.00%	07/01/2024	5,080	5,810,250
Pima (County of), AZ Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	1,620	1,631,713
				79,961,050
California–5.77%
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 D, Ref. RB (70% of 3 mo. USD LIBOR + 0.55%)(b)(c)	1.55%	04/01/2021	1,000	994,130
California (State of);
Series 2013 E, GO Bonds (SIFMA Municipal Swap Index + 0.43%)(b)(c)	0.57%	12/01/2023	7,000	6,904,660
Series 2016 B, GO Bonds (70% of 1 mo. USD LIBOR + 0.76%)(b)(c)	0.89%	12/01/2021	10,000	9,948,100
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health); Series 2016 B-2, Ref. RB (b)	4.00%	10/01/2024	5,000	5,613,950
California (State of) Infrastructure & Economic Development Bank; Series 2019, Ref. RB (b)	1.75%	08/01/2026	5,240	5,409,986
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	4.00%	06/01/2026	1,725	1,764,554
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Anaheim System Distribution Facilities); Series 2015 A, RB (SIFMA Municipal Swap Index + 0.35%)(b)(c)	0.49%	12/01/2020	$ 3,500	$ 3,500,000
California (State of) Municipal Finance Authority (Humangood Obligation Group);
Series 2019 A, Ref. RB	4.00%	10/01/2028	750	762,142
Series 2019 A, Ref. RB	4.00%	10/01/2029	1,000	1,013,370
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2024	350	388,304
Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2025	500	564,850
California Infrastructure & Economic Development Bank (California Academy of Sciences); Series 2018 C, Ref. RB (70% of 1 mo. USD LIBOR +0.38%)(b)(c)	0.50%	08/01/2021	5,000	4,906,000
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGM)(a)(e)	0.00%	08/01/2021	1,500	1,493,460
Golden State Tobacco Securitization Corp.;
Series 2017 A-1, Ref. RB	5.00%	06/01/2024	6,500	7,414,745
Series 2017 A-1, Ref. RB	5.00%	06/01/2025	10,000	11,673,800
Series 2017 A-1, Ref. RB	5.00%	06/01/2028	11,765	14,050,469
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, GO Bonds (INS - AGC)(a)(e)	0.00%	08/01/2025	3,000	2,881,380
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS - AGM)(a)(e)	0.00%	08/01/2020	1,000	999,390
Los Angeles (City of), CA Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2021	2,000	2,104,540
Mizuho Floater/Residual Trust; Series 2020, VRD RB (d)(f)	0.44%	10/01/2036	18,870	18,870,000
New Haven Unified School District; Series 2009, Ref. GO Bonds (INS - AGC)(a)	5.00%	08/01/2020	1,605	1,610,842
Rowland Unified School District (Election of 2006); Series 2009 B, GO Bonds (e)	0.00%	08/01/2023	1,300	1,277,315
Sacramento (County of), CA;
Series 2010, RB	5.00%	07/01/2023	500	501,745
Series 2018 B, Ref. RB	5.00%	07/01/2022	750	809,385
Series 2018 B, Ref. RB	5.00%	07/01/2023	1,000	1,113,900
San Diego Association of Governments (Mid-Coast Corridor Transit); Series 2019 A, RB	5.00%	11/15/2025	3,000	3,534,120
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2027	1,500	1,815,600
Series 2019, Ref. RB	5.00%	06/01/2028	1,500	1,849,500
Torrance Unified School District (Election of 2008-Measure Z);
Series 2009 B-1, GO Bonds (e)	0.00%	08/01/2022	1,900	1,883,109
Series 2009 B-1, GO Bonds (e)	0.00%	08/01/2023	2,000	1,966,960
Tustin Unified School District (Community Facilities District No. 88-1);
Series 2015, Ref. RB (INS - BAM)(a)	5.00%	09/01/2022	1,500	1,653,195
Series 2015, Ref. RB (INS - BAM)(a)	5.00%	09/01/2023	1,000	1,145,000
Tustin Unified School District (Community Facilities District No. 97-1);
Series 2015 A, Ref. RB	5.00%	09/01/2022	1,000	1,088,460
Series 2015 A, Ref. RB	5.00%	09/01/2023	650	732,121
Series 2015 A, Ref. RB	5.00%	09/01/2024	1,500	1,731,180
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS - AGM)(a)(b)	3.20%	06/01/2020	3,695	3,695,000
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	1,000	1,352,330
				129,017,592
Colorado–2.29%
Arkansas River Power Authority;
Series 2006, RB (g)	5.88%	10/01/2021	2,035	2,123,136
Series 2006, RB (g)	5.88%	10/01/2026	3,500	4,211,550
Colorado (State of); Series 2018 A, COP	5.00%	12/15/2023	2,000	2,315,480
Colorado (State of) Health Facilities Authority (Adventhealth Obligated); Series 2019, Ref. RB (b)	5.00%	11/19/2026	8,500	10,499,115
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 B, RB (b)	5.00%	11/20/2025	4,600	5,664,118
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 B-1, Ref. RB (b)	5.00%	08/01/2025	7,500	8,442,825
Colorado Springs (City of), CO; Series 2018 A-1, Ref. RB	5.00%	11/15/2023	2,990	3,465,799
Denver (City & County of), CO; Series 2012 B, RB	5.00%	11/15/2025	2,000	2,185,120
E-470 Public Highway Authority;
Series 2017 B, Ref. RB (67% of 1 mo. USD LIBOR + 1.05%)(b)(c)	1.16%	09/01/2021	2,000	1,993,960
Series 2019, Ref. RB (67% of 1 mo. USD LIBOR + 0.42%)(b)(c)	0.54%	09/01/2021	1,500	1,483,890
Grand Elk Ranch General Improvement District; Series 2007, Ref. GO Bonds (INS - AGC)(a)	4.65%	12/01/2028	1,835	1,836,798
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Public Authority for Colorado Energy;
Series 2008, RB	6.13%	11/15/2023	$ 1,295	$ 1,407,872
Series 2008, RB	6.25%	11/15/2028	2,000	2,498,560
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2027	130	153,572
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2028	125	147,261
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2029	125	146,761
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2030	125	146,223
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2026	385	463,555
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2027	400	490,324
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2028	415	518,406
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2029	420	533,009
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2030	435	548,300
				51,275,634
Connecticut–1.43%
Connecticut (State of);
Series 2013 A, GO Bonds (SIFMA Municipal Swap Index + 0.85%)(c)	0.99%	03/01/2022	5,000	5,018,450
Series 2018 C, GO Bonds	5.00%	06/15/2022	1,350	1,462,415
Series 2018 C, GO Bonds	4.00%	06/15/2024	7,035	7,822,920
Connecticut (State of) (Transportation Infrastructure);
Series 2018, RB	5.00%	01/01/2023	9,000	9,919,890
Series 2018, RB	5.00%	01/01/2027	3,000	3,662,760
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB (g)	4.00%	07/01/2022	2,590	2,795,931
New Haven (City of), CT; Series 2018 A, GO Bonds	5.00%	08/01/2025	1,160	1,304,849
				31,987,215
District of Columbia–0.50%
District of Columbia (Georgetown University);
Series 2011, RB (b)(g)	5.00%	04/01/2021	2,055	2,136,810
Series 2017, Ref. RB (g)	5.00%	04/01/2023	1,000	1,130,250
Series 2017, Ref. RB (g)	5.00%	04/01/2024	1,500	1,760,775
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	5.00%	10/01/2026	5,000	6,176,950
				11,204,785
Florida–3.70%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics);
Series 2019, Ref. RB	5.00%	12/01/2020	550	562,831
Series 2019, Ref. RB	5.00%	12/01/2021	500	534,300
Series 2019, Ref. RB	5.00%	12/01/2022	600	651,228
Brevard County School District; Series 2013 A, Ref. COP	5.00%	07/01/2024	2,000	2,266,800
Broward (County of), FL; Series 2012 B, Ref. RB	5.00%	10/01/2023	3,555	3,941,571
Broward (County of), FL School Board; Series 2017 C, Ref. COP	5.00%	07/01/2025	5,000	5,974,000
Citizens Property Insurance Corp.;
Series 2012 A-1, RB	5.00%	06/01/2022	8,000	8,670,640
Series 2015 A-1, RB	5.00%	06/01/2025	6,000	7,083,360
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, RB	5.00%	06/01/2020	1,000	1,000,000
Florida (State of) (Department of Transportation); Series 2016 A, Ref. GO Bonds	5.00%	07/01/2025	2,610	3,209,935
Florida (State of) (State Board of Education); Series 2011 D, Ref. GO Bonds	5.00%	06/01/2025	10,000	10,467,600
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology);
Series 2019, RB	5.00%	10/01/2021	450	463,901
Series 2019, RB	5.00%	10/01/2022	495	521,879
Series 2019, RB	5.00%	10/01/2024	350	379,645
Series 2019, RB	5.00%	10/01/2025	475	520,073
Florida (State of) Mid-Bay Bridge Authority;
Series 2015 A, Ref. RB	5.00%	10/01/2022	2,485	2,614,319
Series 2015 A, Ref. RB	5.00%	10/01/2023	1,000	1,069,420
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida (State of) Municipal Power Agency (All-Requirements Power Supply);
Series 2017-A, Ref. RB	5.00%	10/01/2026	$ 4,000	$ 4,971,960
Series 2019 A, Ref. RB	5.00%	10/01/2026	5,200	6,463,548
Gulf Breeze (City of), FL (Local Government Loan Program); Series 1985 J, RB (h)	4.50%	12/01/2020	3,050	3,113,135
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2018 F, RB	5.00%	10/01/2023	1,250	1,397,237
Series 2018 F, RB	5.00%	10/01/2024	1,050	1,204,024
Hillsborough (County of), FL School Board;
Series 2015, Ref. RB (INS - AGM)(a)	5.00%	10/01/2021	1,700	1,807,185
Series 2015, Ref. RB (INS - AGM)(a)	5.00%	10/01/2022	1,500	1,664,220
JEA; Series 2017 A, Ref. RB	5.00%	10/01/2025	4,500	5,528,160
Manatee (County of), FL School District; Series 2017, RB (INS - AGM)(a)	5.00%	10/01/2024	2,600	3,043,378
Miami-Dade (County of), FL; Series 2010 B, Ref. RB (INS - AGM)(a)	5.00%	10/01/2023	3,500	3,545,780
				82,670,129
Georgia–1.43%
Atlanta (City of), GA;
Series 2009 B, RB (INS - AGM)(a)	5.25%	11/01/2027	2,000	2,564,280
Series 2018 C, Ref. RB	5.00%	11/01/2024	2,000	2,398,520
Atlanta (City of), GA Department of Aviation;
Series 2019 F, Ref. RB	5.00%	07/01/2023	3,000	3,360,090
Series 2019 F, Ref. RB	5.00%	07/01/2024	2,000	2,309,880
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.);
Series 2019 A, RB	5.00%	07/01/2024	1,875	2,191,688
Series 2019 A, RB	5.00%	07/01/2025	1,050	1,264,347
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle);
Series 1994, RB (b)	2.25%	05/25/2023	3,000	3,070,290
Series 1994, RB (b)	2.15%	06/13/2024	2,000	2,049,760
DeKalb (County of), GA Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC (g)	5.25%	09/01/2020	540	546,831
Gainesville (City of) & Hall (County of), GA Development Authority (Acts Retirement-Life Community); Series 2012, RB	5.00%	11/15/2022	1,600	1,659,120
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4);
Series 2019, RB	5.00%	01/01/2025	355	400,021
Series 2019, RB	5.00%	01/01/2026	300	343,950
Series 2019, RB	5.00%	01/01/2028	800	945,664
Main Street Natural Gas, Inc.; Series 2019 B, RB (b)	4.00%	12/02/2024	3,000	3,345,510
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.);
Series 2010, RAC (g)	3.50%	08/01/2020	2,000	2,010,640
Series 2010, RAC (b)(g)	5.00%	08/01/2020	1,500	1,511,715
Private Colleges & Universities Authority (Emory University); Series 2013 B, Ref. RB (SIFMA Municipal Swap Index + 0.42%)(b)(c)	0.56%	08/16/2022	2,000	1,975,020
				31,947,326
Guam–0.09%
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2020	2,070	2,101,195
Hawaii–1.02%
Hawaii (State of);
Series 2010 A, RB	5.75%	07/01/2035	2,000	2,007,180
Series 2013, GO Bonds	5.00%	08/01/2028	7,000	7,990,570
Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2026	4,845	6,117,200
Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2027	5,265	6,621,527
				22,736,477
Idaho–0.32%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2018 A, Ref. RB	5.00%	03/01/2023	2,000	2,205,360
Series 2018 A, Ref. RB	5.00%	03/01/2024	1,350	1,534,221
Regents of the University of Idaho; Series 2011, Ref. RB (b)	5.25%	04/01/2021	3,305	3,422,096
				7,161,677
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–11.21%
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	$ 3,205	$ 3,322,303
Series 2004, Ref. RB	5.00%	11/01/2022	5,675	6,117,593
Series 2004, Ref. RB	5.00%	11/01/2023	2,475	2,739,924
Series 2004, Ref. RB	5.00%	11/01/2024	14,440	16,367,740
Series 2012, RB	5.00%	01/01/2027	1,000	1,053,830
Series 2014, RB	5.00%	11/01/2021	1,000	1,046,610
Series 2017 B, Ref. RB	5.00%	01/01/2025	3,520	4,046,099
Chicago (City of), IL (O’Hare International Airport);
Series 2010 C, RB (INS - AGC)(a)	5.25%	01/01/2021	1,025	1,028,772
Series 2015 B, Ref. RB	5.00%	01/01/2022	3,650	3,875,387
Series 2015 B, Ref. RB	5.00%	01/01/2023	5,000	5,464,050
Chicago (City of), IL Board of Education; Series 1998 B-1, GO Bonds (INS - NATL)(a)(e)	0.00%	12/01/2025	735	627,565
Chicago (City of), IL Transit Authority;
Series 2010, Ref. RB (INS - AGM)(a)	5.00%	06/01/2028	755	756,231
Series 2011, RB	5.25%	12/01/2029	2,500	2,623,950
Series 2011, RB	5.25%	12/01/2031	1,550	1,622,618
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds);
Series 2015, Ref. RB	5.00%	06/01/2021	8,000	8,294,800
Series 2017, Ref. RB	5.00%	06/01/2025	4,000	4,665,000
Chicago (City of), IL Transit Authority (FTA Section 5337 State of Good Repair Formula Funds); Series 2017, Ref. RB	5.00%	06/01/2025	1,500	1,749,375
Cook (County of), IL;
Series 2010 A, Ref. GO Bonds	5.25%	11/15/2033	4,775	4,801,788
Series 2011 A, Ref. GO Bonds	5.25%	11/15/2028	8,785	8,986,967
Cook County School District No. 144 (Prairie Hills); Series 2010 A, GO Bonds (g)	4.25%	12/01/2020	555	566,222
Cook County Township High School District No. 220 Reavis; Series 2012, GO Bonds	3.00%	12/01/2024	1,035	1,069,952
Illinois (State of);
Series 2007, GO Bonds (INS - NATL)(a)	4.75%	04/01/2032	5,955	5,962,563
Series 2010, Ref. GO Bonds	5.00%	01/01/2022	5,000	5,003,150
Series 2010, Ref. GO Bonds	5.00%	01/01/2023	525	525,226
Series 2011, RB	5.00%	06/15/2027	10,500	10,541,790
Series 2011, RB	5.00%	06/15/2028	5,500	5,521,395
Series 2012, Ref. GO Bonds	5.00%	08/01/2025	4,710	4,752,908
Series 2013, GO Bonds	5.00%	07/01/2021	2,500	2,525,825
Series 2013, GO Bonds	5.50%	07/01/2026	2,000	2,052,620
Series 2013, RB	5.00%	06/15/2026	500	507,155
Series 2014, GO Bonds	5.00%	02/01/2025	4,695	4,765,284
Series 2017 D, GO Bonds	5.00%	11/01/2024	3,480	3,548,834
Series 2017 D, GO Bonds	5.00%	11/01/2027	1,065	1,084,766
Series 2020, GO Bonds	5.50%	05/01/2024	3,500	3,613,330
Series 2020, GO Bonds	5.50%	05/01/2025	5,000	5,188,200
Series 2020, GO Bonds	5.50%	05/01/2026	6,750	7,040,385
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	3,000	3,547,320
Illinois (State of) Finance Authority (Edward-Elmhurst Heathcare); Series 2018 B, Ref. RB (SIFMA Municipal Swap Index + 0.75%)(b)(c)	0.89%	07/01/2023	3,750	3,718,725
Illinois (State of) Finance Authority (Field Museum); Series 2019, Ref. RB (68% of 1 mo. USD LIBOR + 1.00%)(b)(c)	0.62%	09/01/2022	6,925	6,835,113
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 B, RB (b)	5.00%	12/15/2022	10,750	11,842,307
Illinois (State of) Finance Authority (Palos Hospital);
Series 2010 C, RB	5.38%	05/15/2025	6,000	6,018,300
Series 2010, Ref. RB	5.13%	05/15/2035	15,000	15,033,600
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (b)(g)(i)	5.70%	06/15/2022	875	978,198
Series 2002, RB (INS - NATL)(a)(i)	5.70%	06/15/2025	3,125	3,374,938
Series 2002, RB (INS - NATL)(a)(e)	0.00%	12/15/2032	25,000	15,030,750
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB	5.00%	01/01/2032	1,250	1,361,350
Series 2015 A, RB	5.00%	01/01/2032	1,635	1,921,599
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Long Grove (Village of), IL (Sunset Grove);
Series 2020, Ref. RB	2.35%	01/01/2021	$ 230	$ 231,125
Series 2020, Ref. RB	2.50%	01/01/2022	240	243,619
Series 2020, Ref. RB	2.50%	01/01/2023	245	250,870
Series 2020, Ref. RB	3.00%	01/01/2026	280	292,060
Series 2020, Ref. RB	3.10%	01/01/2027	290	301,820
Series 2020, Ref. RB	3.25%	01/01/2028	305	318,188
Series 2020, Ref. RB	3.35%	01/01/2029	320	332,477
Series 2020, Ref. RB	3.50%	01/01/2030	330	342,547
Series 2020, Ref. RB	3.60%	01/01/2031	345	356,844
Series 2020, Ref. RB	3.70%	01/01/2032	490	506,523
Railsplitter Tobacco Settlement Authority;
Series 2010, RB (b)(g)	5.50%	06/01/2021	1,500	1,579,155
Series 2017, RB	5.00%	06/01/2025	7,000	8,189,440
Regional Transportation Authority;
Series 1997, Ref. RB (INS - NATL)(a)	6.00%	06/01/2023	1,460	1,586,626
Series 2002 A, RB (INS - NATL)(a)	6.00%	07/01/2020	3,840	3,855,168
Series 2002 A, RB (INS - NATL)(a)	6.00%	07/01/2021	2,055	2,162,846
Series 2003 A, RB (INS - NATL)(a)	5.50%	07/01/2020	2,580	2,589,159
Rosemont (Village of), IL; Series 2017 A, GO Bonds (INS - AGM)(a)	5.00%	12/01/2046	4,000	4,773,680
Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2025	6,700	7,487,518
Springfield (City of), IL; Series 2015, Ref. RB	5.00%	03/01/2023	2,000	2,238,860
				250,760,932
Indiana–1.13%
Indiana (State of) Finance Authority; Series 2016 C, Ref. RB	5.00%	12/01/2025	7,000	8,682,170
Indiana (State of) Finance Authority (Kings Daughters Hospital & Health); Series 2010, RB	5.50%	08/15/2040	7,955	7,989,047
Indiana (State of) Municipal Power Agency;
Series 2011 A, RB	5.00%	01/01/2021	250	256,915
Series 2011 A, RB (b)(g)	5.00%	07/01/2021	250	262,805
Indiana Bond Bank; Series 2007 B-1, RB (67% of 3 mo. USD LIBOR + 0.97%)(c)	1.79%	10/15/2022	2,875	2,799,100
Indianapolis (City of), IN Department of Public Utilites; Series 2018 A, Ref. RB	5.00%	10/01/2025	1,350	1,653,669
Purdue University; Series 2016 CC, Ref. RB	5.00%	07/01/2023	3,115	3,565,554
				25,209,260
Iowa–0.62%
Ames (City of), IA (Mary Greeley Medical Center); Series 2011, RB (b)(g)	5.38%	06/15/2020	1,825	1,828,121
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, RB	5.25%	12/01/2025	6,000	6,066,720
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(b)(c)(d)	0.72%	01/04/2024	6,095	5,995,468
				13,890,309
Kansas–1.18%
Kansas (State of) Development Finance Authority;
Series 2011 K, RB	5.00%	12/01/2020	1,460	1,465,124
Series 2015 G, RB	5.00%	04/01/2027	5,000	5,581,150
Series 2015 G, RB	5.00%	04/01/2028	5,000	5,572,150
Kansas (State of) Development Finance Authority (Adventist Health System/Subelt Obligated Group); Series 2012 A, Ref. RB	5.00%	11/15/2032	11,975	12,768,344
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2021	1,000	1,058,460
				26,445,228
Kentucky–3.63%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(b)(c)	1.54%	02/01/2025	2,340	2,282,389
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2025	1,635	1,786,761
Series 2015, RB	5.00%	07/01/2022	850	890,690
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(a)	5.00%	09/01/2026	$ 2,000	$ 2,392,200
Series 2015 A, Ref. RB (INS - NATL)(a)	5.00%	09/01/2027	3,380	4,019,192
Series 2015 A, Ref. RB (INS - NATL)(a)	5.00%	09/01/2028	2,870	3,393,373
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2010 A, RB (INS - AGM)(a)	5.00%	09/01/2021	5,860	5,929,031
Series 2010 A, RB (INS - AGM)(a)	5.00%	09/01/2022	4,560	4,613,717
Series 2010 A, RB (INS - AGM)(a)	5.00%	09/01/2023	1,000	1,011,780
Kentucky (Commonwealth of) Property & Building Commission; Series 2020 C, Ref. RB	5.00%	11/01/2021	5,000	5,280,050
Kentucky (Commonwealth of) Property & Building Commission (No. 108); Series 2015 A, Ref. RB	5.00%	08/01/2029	4,000	4,507,360
Kentucky (Commonwealth of) Property & Building Commission (No. 112); Series 2016 B, Ref. RB	5.00%	11/01/2026	13,290	15,676,485
Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 A, RB (b)	4.00%	04/01/2024	7,830	8,404,565
Series 2018 B, RB (b)	4.00%	01/01/2025	5,000	5,354,550
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2017 B, Ref. RB	4.00%	07/01/2026	3,750	4,187,475
Louisville & Jefferson (Counties of), KY Metropolitan Sewer District;
Series 2017 A, RB	5.00%	05/15/2025	4,025	4,917,141
Series 2017, Ref. RB	5.00%	05/15/2025	5,285	6,456,420
				81,103,179
Louisiana–3.51%
Jefferson Sales Tax District;
Series 2019 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2023	1,000	1,154,630
Series 2019 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2024	1,000	1,191,770
Louisiana (State of);
Series 2012 A, GO Bonds	5.00%	08/01/2024	1,980	2,182,237
Series 2013 A, RB	5.00%	06/15/2033	1,050	1,173,554
Series 2014 C, Ref. GO Bonds	5.00%	08/01/2025	2,400	2,817,048
Series 2016 B, Ref. GO Bonds	5.00%	08/01/2025	10,000	12,085,000
Series 2019 A, RB	5.00%	09/01/2026	2,000	2,476,600
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/2029	8,980	8,989,698
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 A, Ref. RB (g)	5.25%	07/01/2020	1,000	1,003,870
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center); Series 2015 A-2, RB (b)	5.00%	06/01/2025	5,000	5,955,950
Louisiana Citizens Property Insurance Corp.; Series 2015, Ref. RB (INS - AGM)(a)	5.00%	06/01/2022	14,575	15,796,822
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB	5.00%	07/01/2023	3,250	3,560,147
New Orleans (City of), LA;
Series 2015, RB	5.00%	06/01/2023	700	789,684
Series 2015, RB	5.00%	12/01/2023	600	687,600
Series 2015, RB	5.00%	06/01/2024	400	466,856
Series 2015, RB	5.00%	12/01/2024	750	887,243
Series 2015, RB	5.00%	06/01/2025	500	601,540
Series 2015, RB	5.00%	12/01/2025	825	1,000,824
Series 2015, RB	5.00%	06/01/2026	250	300,808
Series 2015, RB	5.00%	12/01/2026	500	603,470
Series 2015, RB	5.00%	06/01/2027	350	419,790
Series 2015, RB	5.00%	12/01/2027	750	902,175
Series 2015, Ref. GO Bonds	5.00%	12/01/2022	500	557,975
Series 2015, Ref. GO Bonds	5.00%	12/01/2023	500	578,635
Series 2015, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,195,200
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 B, Ref. RB (INS - AGM)(a)	5.00%	10/01/2026	200	245,842
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB (b)	4.00%	06/01/2022	2,865	2,965,074
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB (b)	2.10%	07/01/2024	3,000	2,751,120
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.00%	05/15/2022	5,000	5,240,650
				78,581,812
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine–0.08%
Lewiston (City of), ME (UBS Financial Services, Inc.);
Series 2008 B, GO Bonds (INS - AGM)(a)	5.00%	12/15/2020	$ 870	$ 873,158
Series 2008 B, GO Bonds (INS - AGM)(a)	5.50%	12/15/2023	950	953,743
				1,826,901
Maryland–1.01%
Maryland (State of);
Series 2014 B, GO Bonds	5.00%	08/01/2021	5,000	5,283,700
Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	10,000	11,941,700
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	5,400	5,422,896
				22,648,296
Massachusetts–3.23%
Massachusetts (Commonwealth of) Department of Transportation;
Series 2019 A, Ref. RB	5.00%	01/01/2026	4,000	4,898,960
Series 2019 A, Ref. RB	5.00%	01/01/2027	5,000	6,232,450
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2019 A, Ref. RB (b)	5.00%	01/01/2023	4,750	5,268,985
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2025	845	984,991
Series 2019 A, Ref. RB	5.00%	07/01/2027	2,300	2,778,032
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health); Series 2019, Ref. RB	5.00%	07/01/2025	1,000	1,166,210
Massachusetts (Commonwealth of) Development Finance Agency (Boston University); Series 2019 DD, RB (b)	5.00%	04/01/2024	6,880	7,721,562
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2017 S-5, Ref. RB (SIFMA Municipal Swap Index + 0.50%)(b)(c)	0.56%	01/27/2022	300	297,495
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University);
Series 2016 A, Ref. RB	5.00%	07/15/2024	4,735	5,656,242
Series 2017 S-4, Ref. RB (b)	5.00%	01/25/2024	15,000	17,405,400
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2025	1,750	1,883,840
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2024	1,000	1,090,880
Metropolitan Boston Transit Parking Corp.; Series 2011, RB	5.00%	07/01/2041	15,265	15,699,747
University of Massachusetts Building Authority; Series 2015-2, Ref. RB	5.00%	11/01/2023	975	1,126,008
				72,210,802
Michigan–2.23%
Great Lakes Water Authority; Series 2018 A, Ref. RB	5.00%	07/01/2024	2,425	2,803,882
Michigan (State of) Building Authority (Facilities Program); Series 2019, Ref. RB	5.00%	04/15/2025	2,100	2,554,062
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2019 B, RB (b)	3.50%	11/15/2022	4,000	4,257,640
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-1, Ref. RB (INS - AGM)(a)	5.00%	07/01/2020	3,500	3,513,895
Series 2014 D-1, Ref. RB (INS - AGM)(a)	5.00%	07/01/2021	4,000	4,204,000
Series 2014 D-1, Ref. RB (INS - AGM)(a)	5.00%	07/01/2022	10,000	10,974,600
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.88%	10/01/2023	2,000	2,066,620
Michigan (State of) Finance Authority (Mclaren Health Care);
Series 2015 D-1, Ref. RB (68% of 1 mo. USD LIBOR + 0.40%)(b)(c)	0.52%	10/15/2021	6,985	6,876,174
Series 2015 D-2, Ref. RB (68% of 1 mo. USD LIBOR + 0.75%)(b)(c)	0.87%	10/15/2020	5,000	4,987,850
Michigan (State of) Finance Authority (Trinity Health Corp.); Series 2015, Ref. RB (b)(g)	5.00%	06/01/2022	7,000	7,659,050
				49,897,773
Minnesota–0.64%
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2023	500	548,210
Series 2017, Ref. RB	5.00%	05/01/2024	1,200	1,348,260
Series 2017, Ref. RB	5.00%	05/01/2025	800	915,264
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Minneapolis & St. Paul (Cities of), MN Housing & Redevelopment Authority (Allina Health System);
Series 2017 A, Ref. RB	5.00%	11/15/2024	$ 1,780	$ 2,083,312
Series 2019, Ref. RB	5.00%	11/15/2023	1,600	1,817,344
Series 2019, Ref. RB	5.00%	11/15/2024	1,900	2,223,760
Minneapolis & St. Paul (Cities of), MN Housing & Redevelopment Authority (Children’s Health Care);
Series 1995 B, RB (b)(g)	5.00%	08/15/2020	1,350	1,361,367
Series 2010 A, RB (g)	5.00%	08/15/2020	730	736,899
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2011, Ref. RB	5.00%	01/01/2021	1,240	1,268,780
Series 2016 B, Ref. RB	5.00%	01/01/2023	1,000	1,099,250
Series 2016 C, RB	4.00%	01/01/2021	175	178,050
Series 2016 C, RB	5.00%	01/01/2022	250	265,640
Series 2016 C, RB	5.00%	01/01/2023	225	247,633
Series 2016 C, RB	5.00%	01/01/2024	200	227,254
				14,321,023
Mississippi–0.30%
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2024	400	452,396
Series 2019 B, Ref. RB	5.00%	01/01/2025	1,105	1,279,159
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2019, Ref. RB	2.50%	04/01/2022	5,000	5,046,150
				6,777,705
Missouri–0.97%
Health & Educational Facilities Authority of the State of Missouri (Mercy Health); Series 2018 A, Ref. RB	5.00%	06/01/2026	120	145,237
Kansas City (City of), MO;
Series 2010 B, Ref. RB	4.13%	01/01/2021	2,000	2,005,340
Series 2017 C, Ref. RB	5.00%	09/01/2023	1,500	1,705,500
Series 2017 C, Ref. RB	5.00%	09/01/2024	2,675	3,140,584
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019 B, RB (b)	2.88%	02/01/2022	3,600	3,485,844
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care); Series 2010 B, RB (b)(g)	5.00%	06/01/2020	4,645	4,645,000
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/2020	1,000	1,018,660
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. RB	5.00%	06/01/2027	2,600	3,126,916
Series 2015 A, Ref. RB	5.00%	12/01/2027	1,140	1,371,135
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.00%	09/01/2023	1,135	1,139,199
				21,783,415
Nebraska–0.45%
Central Plains Energy Project (No. 4); Series 2018, RB (b)	5.00%	01/01/2024	7,750	8,611,180
Lincoln (City of), NE; Series 2012, Ref. RB	5.00%	09/01/2023	1,250	1,383,625
				9,994,805
Nevada–0.14%
Clark (County of), NV (Las Vegas-McCarran International Airport); Series 2015, Ref. RB	5.00%	07/01/2022	2,000	2,153,200
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB (d)	2.50%	06/15/2024	900	877,320
				3,030,520
New Hampshire–0.06%
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital);
Series 2011, RB (b)(g)	5.25%	10/01/2021	525	559,844
Series 2011, RB (b)(g)	5.50%	10/01/2021	510	545,542
New Hampshire (State of) Housing Finance Authority; Series 2009 A, RB	5.13%	07/01/2029	265	266,092
				1,371,478
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–6.41%
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(a)	5.50%	09/01/2022	$ 5,000	$ 5,221,400
Series 2012, Ref. RB	5.00%	06/15/2022	1,500	1,606,605
Series 2012, Ref. RB	5.00%	06/15/2025	215	228,797
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2027	8,200	9,126,354
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2028	5,005	5,551,046
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing);
Series 2010 A, RB (b)(g)	5.00%	06/01/2020	1,500	1,500,000
Series 2010 A, RB	5.25%	06/01/2020	1,295	1,295,000
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS - NATL)(a)	5.50%	12/15/2020	3,295	3,334,738
Series 2005 B, RB (INS - AGC)(a)	5.50%	12/15/2021	6,000	6,426,780
Series 2005 B, RB (INS - NATL)(a)	5.50%	12/15/2021	10,000	10,311,600
Series 2005 B, RB (INS - AMBAC)(a)	5.25%	12/15/2023	505	533,846
Series 2006 A, RB (INS - AGM)(a)	5.25%	12/15/2021	1,820	1,942,522
Series 2006, RB (INS - NATL)(a)	5.25%	12/15/2021	7,990	8,209,325
Series 2010 D, RB	5.25%	12/15/2023	3,305	3,493,782
Series 2011 B, RB	5.00%	06/15/2020	1,000	1,000,620
Series 2011-B, RB	5.00%	06/15/2021	1,000	1,016,350
Series 2013 AA, RB	5.00%	06/15/2021	6,000	6,098,100
Series 2014, RN (SIFMA Municipal Swap Index + 1.20%)(b)(c)	1.34%	12/15/2021	1,000	999,890
Series 2016, RB	5.00%	06/15/2023	1,250	1,331,450
Series 2016, RN	5.00%	06/15/2030	2,025	2,179,548
Series 2018 A, Ref. RB	5.00%	12/15/2025	5,000	5,345,100
Series 2018 A, Ref. RN	5.00%	06/15/2023	8,500	9,053,860
Series 2018 A, Ref. RN	5.00%	06/15/2030	5,000	5,381,600
Series 2018-A, Ref. RN	5.00%	06/15/2024	8,750	9,465,137
Series 2019, Ref. RB	5.00%	12/15/2025	2,500	2,672,550
Series 2019, Ref. RB	5.00%	12/15/2027	10,250	11,110,590
Subseries 2016 A-1, RN	5.00%	06/15/2024	4,500	4,867,785
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,140	1,239,476
New Jersey (State of) Turnpike Authority;
Series 2005 D-4, RB (INS - AGM)(a)	5.25%	01/01/2026	5,000	6,144,700
Series 2017 C-6, Ref. RB (70% of 1 mo. USD LIBOR + 0.75%)(b)(c)	0.87%	01/01/2023	10,000	9,863,500
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2023	3,000	3,318,180
Series 2018 A, Ref. RB	5.00%	06/01/2024	2,000	2,272,540
Series 2018 A, Ref. RB	5.00%	06/01/2025	1,000	1,164,180
				143,306,951
New Mexico–0.34%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority; Series 2015, Ref. RB	5.00%	07/01/2023	5,170	5,917,789
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	4.00%	07/01/2022	1,675	1,661,432
				7,579,221
New York–9.38%
Hempstead (Town of), NY; Series 2019 B, Ref. GO Bonds	5.00%	08/01/2024	1,215	1,424,454
Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2023	1,185	1,310,598
Series 2017 A, Ref. RB	5.00%	11/01/2024	1,245	1,409,514
Long Island (City of), NY Power Authority;
Series 2014 C, Ref. RN (70% of 1 mo. USD LIBOR + 0.75%)(b)(c)	0.87%	10/01/2023	15,000	14,819,100
Series 2016 B, Ref. RB	5.00%	09/01/2024	2,485	2,912,967
Series 2017, RB	5.00%	09/01/2025	1,000	1,203,200
Long Island Power Authority; Series 2019 B, RB (b)	1.65%	09/01/2024	4,000	3,998,120
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority;
Series 2011 C, Ref. RB	5.00%	11/15/2027	$ 3,405	$ 3,465,541
Series 2012 F, Ref. RB	5.00%	11/15/2026	5,085	5,238,567
Series 2012 F, Ref. RB	5.00%	11/15/2030	4,085	4,202,566
Series 2014 C, RB	5.00%	11/15/2023	5,000	5,223,750
Series 2016 A2, Ref. RB	5.00%	11/15/2023	1,000	1,044,750
Series 2016 A2, Ref. RB	5.00%	11/15/2027	9,000	9,649,980
Series 2016 B, Ref. RB	5.00%	11/15/2022	1,250	1,292,413
Series 2016 C-1, RB	5.00%	11/15/2025	2,125	2,264,570
Series 2017 B, Ref. RB	5.00%	11/15/2024	8,905	9,394,775
Series 2017 C1, RB	5.00%	11/15/2023	3,000	3,134,250
Subseries 2002 G-1H, Ref. RB (67% of 1 mo. USD LIBOR + 0.82%)(b)(c)	0.94%	02/01/2022	3,190	3,063,963
Subseries 2008 A-2A, Ref. RB (SIFMA Municipal Swap Index + 0.45%)(b)(c)	0.59%	06/01/2022	11,780	11,423,537
Subseries 2012 G-4, Ref. RB (67% of 1 mo. USD LIBOR + 0.55%)(b)(c)	0.67%	11/01/2022	11,870	11,183,439
Subseries 2018 C-2, RB	5.00%	09/01/2021	5,000	5,087,350
Subseries 2018 D-1, RB (67% of 1 mo. USD LIBOR + 0.65%)(b)(c)	0.77%	07/01/2021	4,790	4,663,161
Metropolitan Transportation Authority (Green Bonds); Series 2018 B, Ref. RB	5.00%	11/15/2023	5,000	5,223,750
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	1,500	1,325,340
New York (City of), NY;
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2023	9,165	9,799,585
Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	8,050	9,481,209
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.87%) (INS - FGIC)(a)(c)	3.36%	03/01/2025	1,025	1,006,232
Series 2006, RB (CPI Rate + 0.88%) (INS - FGIC) (a)(c)	3.37%	03/01/2026	2,725	2,662,925
Series 2006, RB (CPI Rate + 0.89%) (INS - FGIC)(a)(c)	3.38%	03/01/2027	5,500	5,348,145
New York (State of) Dormitory Authority; Series 2019 A, Ref. RB	5.00%	03/15/2024	5,000	5,822,350
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2024	1,250	1,383,575
Series 2018 A, Ref. RB	5.00%	08/01/2025	3,000	3,377,730
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(a)	5.75%	07/01/2027	2,000	2,436,440
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2019 B-3, RB (b)	5.00%	05/01/2026	4,000	4,733,400
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2025	780	913,520
Series 2018 L, Ref. RB	5.00%	01/01/2026	1,000	1,198,780
New York State Dormitory Authority;
Series 2013 A, RB (b)(g)	5.00%	02/15/2023	5	5,632
Series 2013 A, RB	5.00%	02/15/2024	5,370	6,043,130
New York State Urban Development Corp.; Series 2017 A, Ref. RB	5.00%	03/15/2024	10,000	11,661,100
Triborough Bridge & Tunnel Authority; Subseries 2016 B-4A, Ref. RB (67% of 1 mo. USD LIBOR + 0.70%)(b)(c)	0.82%	02/01/2021	13,225	13,172,100
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2018 D, RB (67% of SOFR + 0.50%)(b)(c)	0.54%	10/01/2020	4,850	4,843,113
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2024	4,500	5,038,650
Series 2017 A, Ref. RB	5.00%	06/01/2025	5,000	5,717,250
Yonkers (City of), NY;
Series 2010 A, GO Bonds (b)(g)	5.00%	11/15/2020	500	511,065
Series 2010 A, GO Bonds (INS - AGM)(a)	5.00%	11/15/2020	655	669,371
				209,784,957
North Carolina–1.59%
Charlotte (City of) & Mecklenburg (County of), NC Hospital Authority (Carolinas HealthCare System); Series 2018 E, Ref. RB (SIFMA Municipal Swap Index + 0.45%)(b)(c)	0.59%	12/01/2021	5,000	4,967,000
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB (b)	2.00%	10/01/2024	850	853,859
North Carolina (State of) Municipal Power Agency #1 (Catawba);
Series 2015 A, Ref. RB	5.00%	01/01/2028	1,615	1,942,167
Series 2015 B, Ref. RB	5.00%	01/01/2022	1,875	2,015,400
Series 2019 A, Ref. RB	5.00%	01/01/2021	7,180	7,378,599
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Municipal Power Agency No. 1;
Series 2019 A, Ref. RB	5.00%	01/01/2023	$ 2,335	$ 2,588,207
Series 2019 B, Ref. RB	5.00%	01/01/2021	5,545	5,698,375
North Carolina (State of) Turnpike Authority;
Series 2017, Ref. RB (INS - AGM)(a)	5.00%	01/01/2024	1,150	1,301,938
Series 2017, Ref. RB	5.00%	01/01/2025	2,025	2,235,397
Series 2017, Ref. RB (INS - AGM)(a)	5.00%	01/01/2026	1,350	1,608,728
University of North Carolina at Chapel Hill; Series 2012, RB (67% of 1 mo. USD LIBOR + 0.40%)(b)(c)	0.52%	11/09/2022	5,000	4,950,600
				35,540,270
North Dakota–0.18%
McLean (County of), ND (Great River Energy); Series 2010 B, RB	5.15%	07/01/2040	4,000	4,014,400
Ohio–1.77%
Allen (County of), OH (Catholic Healthcare Partners); Series 2010 B, RB	5.00%	09/01/2020	2,920	2,949,142
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2017 A, Ref. RB	5.00%	02/15/2027	5,000	6,320,750
American Municipal Power, Inc. (Combined Hydroelectric); Series 2018 A, RB (b)	2.25%	08/15/2021	2,500	2,522,700
Cleveland (City of), OH;
Series 2006 A, RB (INS - AMBAC)(a)	5.25%	01/01/2021	3,980	4,079,062
Series 2011 A, RB	5.00%	01/01/2022	2,315	2,367,620
Franklin (County of), OH (OhioHealth Corp.); Series 2011 B, Ref. RB (b)	5.00%	05/15/2023	4,995	5,616,578
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB (b)(g)	5.75%	06/01/2021	250	263,427
Miami University (A State University of Ohio);
Series 2014, Ref. RB	5.00%	09/01/2023	1,465	1,686,142
Series 2017, Ref. RB	5.00%	09/01/2023	1,995	2,270,390
Ohio (State of); Series 2014 A, GO Bonds	5.00%	03/01/2031	4,190	4,511,121
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2011 B-1, Ref. RB	5.00%	01/01/2024	1,000	1,024,580
Series 2017, Ref. RB	5.00%	01/01/2026	1,205	1,466,268
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB (b)	2.40%	10/01/2029	4,500	4,526,640
				39,604,420
Oklahoma–0.29%
Grand River Dam Authority; Series 2016 A, Ref. RB	5.00%	06/01/2024	2,500	2,944,875
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools); Series 2016, RB	5.00%	09/01/2026	3,100	3,554,894
				6,499,769
Oregon–1.12%
Multnomah (County of), OR; Series 2017, GO Bonds	5.00%	06/01/2023	6,960	7,949,921
Oregon (State of) Department of Transportation;
Series 2017 C, Ref. RB	5.00%	11/15/2025	3,525	4,366,488
Series 2017 C, Ref. RB	5.00%	11/15/2026	2,000	2,548,060
Portland (City of), OR; Series 2011 B, RB	5.25%	06/15/2029	1,000	1,049,220
Portland (City of), OR Community College District; Series 2013, GO Bonds	5.00%	06/15/2022	6,000	6,589,440
Salem-Keizer School District No. 24J; Series 2009 B, GO Bonds (CEP - Oregon School Bond Guaranty)(e)	0.00%	06/15/2023	2,500	2,463,275
				24,966,404
Pennsylvania–4.63%
Bethlehem (City of), PA;
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	11/15/2020	1,475	1,506,270
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	11/15/2021	1,400	1,494,668
Commonwealth Financing Authority;
Series 2015 A, RB	5.00%	06/01/2034	6,000	7,063,920
Series 2018, RB	5.00%	06/01/2025	5,500	6,469,430
Series 2018, RB	5.00%	06/01/2026	2,000	2,401,460
Delaware Valley Regional Financial Authority; Series 2018 B, RB (SIFMA Municipal Swap Index + 0.42%)(b)(c)	0.56%	09/01/2022	4,000	3,949,040
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare);
Series 2018, Ref. RB	5.00%	07/15/2020	500	502,455
Series 2018, Ref. RB	5.00%	07/15/2021	500	522,775
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2022	$ 1,350	$ 1,444,743
Series 2018 A, Ref. RB	5.00%	09/01/2023	1,050	1,151,545
Series 2018 A, Ref. RB	5.00%	09/01/2024	1,000	1,119,750
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.72%)(b)(c)	0.86%	09/01/2023	4,700	4,700,047
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, Ref. IDR	5.00%	11/15/2026	2,000	2,058,020
Series 2012, Ref. RB	5.00%	11/15/2025	1,000	1,031,110
Montgomery (County of), PA Industrial Development Authority (PECO Energy Company); Series 1994 A, Ref. RB (b)	2.55%	06/01/2020	5,000	5,000,000
Pennsylvania (Commonwealth of);
First Series 2016, Ref. GO Bonds	5.00%	09/15/2026	5,000	6,301,550
First Series 2016, Ref. GO Bonds	5.00%	02/01/2028	1,690	2,062,713
Second Series 2016, Ref. GO Bonds	5.00%	09/15/2028	2,455	3,048,030
Series 2013, GO Bonds	5.00%	10/15/2032	1,475	1,687,842
Series 2018 A, Ref. COP	5.00%	07/01/2023	500	566,865
Series 2018 A, Ref. COP	5.00%	07/01/2025	500	602,070
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, RB	6.25%	01/01/2032	3,045	3,097,526
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/2021	7,285	7,307,365
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2011 A, RB	5.00%	12/01/2022	1,500	1,670,730
Series 2011 A, RB	5.00%	12/01/2023	1,500	1,694,010
Series 2014 B-1, Ref. RB (SIFMA Municipal Swap Index + 0.88%)(c)	1.02%	12/01/2020	5,100	5,095,971
Series 2014, Ref. RB	5.00%	12/01/2033	5,000	5,842,600
Series 2018 A-1, Ref. RB (SIFMA Municipal Swap Index + 0.43%)(c)	0.57%	12/01/2021	4,000	3,957,000
Series 2019 A, RB	5.00%	12/01/2026	1,000	1,203,600
Series 2019 A, RB	5.00%	12/01/2027	1,500	1,841,430
Series 2019 A, RB	5.00%	12/01/2028	2,000	2,499,880
Philadelphia (City of), PA;
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2023	1,000	1,131,720
Series 2019 B, GO Bonds	5.00%	02/01/2024	850	978,189
Series 2019 B, GO Bonds	5.00%	02/01/2025	1,000	1,186,830
Series 2019 B, GO Bonds	5.00%	02/01/2026	1,200	1,462,428
Philadelphia (City of), PA Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2022	2,250	2,433,420
Series 2015, Ref. RB	5.00%	08/01/2023	4,000	4,465,520
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/2027	1,320	1,333,147
Pittsburgh (City of), PA Water & Sewer Authority; Series 2019 A, RB (INS - AGM)(a)	5.00%	09/01/2024	1,000	1,188,800
South Fork (Borough of), PA Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. RB (b)(g)	6.00%	07/01/2020	500	502,335
				103,576,804
Puerto Rico–2.31%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	1,805	1,814,386
Series 2002, RB	5.50%	05/15/2039	7,000	7,036,400
Puerto Rico (Commonwealth of);
Series 2003 A, GO Bonds (INS - AGC)(a)	5.00%	07/01/2027	1,485	1,494,593
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(a)	6.00%	07/01/2027	3,400	3,434,034
Series 2004 A, GO Bonds (INS - AGC)(a)	5.00%	07/01/2029	250	251,423
Series 2007 A, GO Bonds (INS - AGC)(a)	5.00%	07/01/2023	335	337,037
Series 2011 A, Ref. GO Bonds (INS - AGM)(a)	5.25%	07/01/2024	8,415	8,684,701
Puerto Rico (Commonwealth of) Convention Center District Authority; Series 2006 A, RB (INS - AGC)(a)	5.00%	07/01/2027	295	296,906
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	$ 300	$ 302,190
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2021	450	451,894
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2021	125	125,526
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2024	5,645	5,686,208
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	355	357,592
Series 2007 TT, RB (INS - NATL)(a)	5.00%	07/01/2023	225	226,294
Series 2007 TT, RB (INS - NATL)(a)	5.00%	07/01/2026	90	90,657
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(a)	5.00%	07/01/2027	615	618,973
Series 2002 D, RB (INS - AGM)(a)	5.00%	07/01/2032	435	436,805
Series 2003, RB (INS - AGC)(a)	5.00%	07/01/2028	1,070	1,076,506
Series 2004 J, RB (INS - NATL)(a)	5.00%	07/01/2029	1,125	1,108,406
Series 2007 M, RB (INS - AGC)(a)	5.00%	07/01/2032	160	160,741
Series 2007 M, RB (INS - AGC)(a)	5.00%	07/01/2037	280	280,417
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2006 B, RB (INS - AGC)(a)	5.00%	07/01/2023	100	100,608
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2002 F, Ref. RB (INS - AGC)(a)	5.25%	07/01/2021	1,500	1,533,000
Series 2007 M3, Ref. RB (INS - NATL)(a)	6.00%	07/01/2027	1,145	1,156,461
Series 2007 M-3, Ref. RB (INS - NATL)(a)	6.00%	07/01/2024	300	303,003
Series 2007 M-3, Ref. RB (INS - NATL)(a)	6.00%	07/01/2028	100	101,001
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (e)	0.00%	07/01/2024	11,002	9,689,571
Series 2018 A-1, RB (e)	0.00%	07/01/2027	5,752	4,543,217
				51,698,550
Rhode Island–0.52%
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS - AGC)(a)	5.25%	09/15/2029	1,265	1,269,478
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	2,435	2,743,247
Series 2015 A, Ref. RB	5.00%	06/01/2027	3,600	4,045,968
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,920	2,152,838
Series 2015 B, Ref. RB	2.25%	06/01/2041	1,440	1,440,000
				11,651,531
South Carolina–1.87%
Patriots Energy Group Financing Agency; Series 2018 A, RB (b)	4.00%	02/01/2024	8,000	8,714,160
SCAGO Educational Facilities Corp. for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2026	2,250	2,668,410
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2012 B, Ref. RB (b)(g)	5.00%	10/01/2022	5,000	5,561,450
Series 2018 A, Ref. RB	5.00%	05/01/2025	1,500	1,704,795
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (g)	5.00%	08/01/2021	1,300	1,371,721
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	05/01/2024	1,000	1,117,510
Series 2018 C, VRD RB (f)	1.45%	06/10/2020	10,000	10,000,000
South Carolina Transportation Infrastructure Bank; Series 2012 A, Ref. RB (b)(g)	5.00%	10/01/2021	10,000	10,630,500
				41,768,546
South Dakota–0.05%
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB (b)(g)	5.00%	09/01/2020	1,000	1,011,910
Tennessee–3.11%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health);
Series 2018 A, Ref. RB	5.00%	07/01/2023	1,800	1,962,720
Series 2018 A, Ref. RB	5.00%	07/01/2024	2,000	2,165,520
Series 2018 A, Ref. RB	5.00%	07/01/2025	2,000	2,157,680
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/2022	2,165	2,260,390
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. RB	5.00%	07/01/2020	$ 860	$ 860,748
Series 2012, Ref. RB	5.00%	07/01/2021	885	894,797
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2016 A, Ref. RB	5.00%	10/01/2021	745	772,684
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2024	1,840	2,109,431
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2021	4,385	4,559,655
Series 2006 A, RB	5.25%	09/01/2023	39,950	43,808,771
Series 2017 A, RB (b)	4.00%	05/01/2023	3,420	3,650,576
Series 2018, RB (b)	4.00%	11/01/2025	4,000	4,445,160
				69,648,132
Texas–7.21%
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2022	350	348,733
Series 2017, Ref. RB	5.00%	01/01/2025	900	887,808
Board of Regents of The University of Texas System; Series 2010, Ref. RB	5.00%	08/15/2021	5,340	5,652,443
Central Texas Regional Mobility Authority; Series 2018, RB	4.00%	01/01/2022	2,500	2,542,375
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	5.00%	08/15/2023	750	795,038
Dallas-Fort Worth (Cities of), TX International Airport; Series 2013 F, Ref. RB	5.25%	11/01/2033	4,490	4,976,132
Denton Independent School District; Series 2015, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	6,685	7,966,113
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	11,370	14,198,174
Frisco Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2025	2,500	3,075,875
Galveston (City of), TX; Series 2011, Ref. RB	5.00%	02/01/2021	1,000	1,030,120
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 B, RB (b)	5.00%	10/01/2023	5,000	5,669,450
Harris (County of), TX Metropolitan Transit Authority; Series 2017 B, Ref. RB	5.00%	11/01/2025	3,040	3,741,480
Harris County Cultural Education Facilities Finance Corp. (Memorial Herman Health System); Series 2014 A, RB (b)(g)	5.00%	12/01/2024	1,445	1,743,118
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 A, Ref. RB	5.00%	12/01/2023	1,625	1,779,359
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area);
Series 2013 A, Ref. RB	5.00%	06/01/2021	535	541,853
Series 2013 A, Ref. RB	5.00%	06/01/2022	855	874,887
Houston (City of), TX;
Series 2014 C, Ref. RB	5.00%	05/15/2024	3,685	4,353,091
Series 2016 A, Ref. GO Bonds	5.00%	03/01/2024	3,060	3,573,070
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2028	5,350	6,698,575
Series 2018 C, Ref. RB (70% of 1 mo. USD LIBOR +0.36%)(b)(c)	0.48%	08/01/2021	4,000	3,945,000
Houston Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	3,750	4,520,850
Leander Independent School District; Series 2014 D, Ref. GO Bonds (CEP - Texas Permanent School Fund)(e)	0.00%	08/15/2027	5,675	4,908,194
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2018, Ref. RB	5.00%	05/15/2023	1,900	2,149,565
Series 2018, Ref. RB	5.00%	05/15/2024	2,430	2,846,526
North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2026	1,870	2,067,734
North Texas Tollway Authority; Series 2019 B, Ref. RB	5.00%	01/01/2025	2,000	2,334,560
Northside Independent School District (School Building); Series 2012, GO Bonds (CEP - Texas Permanent School Fund)(b)	1.75%	06/01/2022	2,900	2,901,827
San Antonio (City of), TX;
Series 2016, RB (g)	5.00%	02/01/2023	5,345	6,015,584
Series 2016, RB	5.00%	02/01/2023	1,155	1,298,786
Series 2018, Ref. RB	5.00%	02/01/2021	5,000	5,159,800
San Antonio (City of), TX Water System; Series 2013 B, Ref. RB	5.00%	05/15/2031	2,720	3,062,720
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
San Antonio Independent School District; Series 2019, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2025	$ 5,400	$ 6,665,814
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2018 A, Ref. RB	5.00%	07/01/2024	1,850	2,131,052
Texas (State of) Water Development Board (State Water Implementation Revenue Fund);
Series 2018 A, RB	5.00%	10/15/2022	2,500	2,784,400
Series 2018 A, RB	5.00%	10/15/2024	2,500	3,006,900
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,845	5,569,521
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2021	5,485	5,720,142
Series 2012, RB	5.00%	12/15/2022	500	535,035
Series 2012, RB	5.00%	12/15/2023	8,050	8,610,280
Series 2012, RB	5.00%	12/15/2028	200	211,726
Texas Public Finance Authority; Series 2018 A, Ref. GO Bonds	5.00%	10/01/2023	5,000	5,807,300
Texas State University Board of Regents;
Series 2017 A, Ref. RB	5.00%	03/15/2023	2,150	2,427,458
Series 2017 A, Ref. RB	5.00%	03/15/2024	4,000	4,688,600
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, RB (g)	5.00%	07/01/2021	1,285	1,350,098
				161,167,166
Utah–0.21%
Utah (County of), UT (IHC Health Services, Inc.); Series 2018 B, RB (b)	5.00%	08/01/2024	4,000	4,617,360
Virgin Islands–0.38%
Virgin Islands (Government of) Public Finance Authority;
Series 2015, RB (d)	5.00%	09/01/2022	2,220	2,388,542
Series 2015, RB (d)	5.00%	09/01/2023	1,500	1,658,550
Series 2015, RB (d)	5.00%	09/01/2024	1,650	1,868,427
Series 2015, RB (d)	5.00%	09/01/2025	1,500	1,733,295
Virgin Islands (Government of) Water & Power Authority; Series 2010 B, RB (INS - AGM)(a)	5.00%	07/01/2022	685	691,083
Virgin Islands Public Finance Authority; Series 2010 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2029	215	218,060
				8,557,957
Virginia–2.27%
Chesapeake Bay Bridge & Tunnel District; Series 2019, RAN	5.00%	11/01/2023	17,645	18,989,549
Fairfax (County of), VA Economic Development Authority (Wiehle Ave Metrorail Station); Series 2020, Ref. RB	5.00%	08/01/2027	1,400	1,803,102
Stafford (County of) & Staunton (City of), VA Industrial Development Authority; Series 2008 B, RB	6.50%	08/01/2028	1,270	1,264,311
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs); Series 2015 A, RB	5.00%	02/01/2024	4,075	4,757,114
Virginia Commonwealth Transportation Board;
Series 2016, RB	5.00%	03/15/2024	1,500	1,760,700
Series 2016, RB	5.00%	09/15/2024	1,015	1,212,478
Series 2017 A, Ref. RB	5.00%	05/15/2024	5,395	6,370,794
Series 2017, RB	5.00%	05/15/2025	5,640	6,856,153
Series 2017, Ref. RB	5.00%	09/15/2023	5,000	5,777,400
York (County of), VA Economic Development Authority; Series 2009 A, Ref. PCR (b)	1.90%	06/01/2023	2,000	2,067,260
				50,858,861
Washington–1.91%
Energy Northwest (Columbia Generating Station); Series 2011 A, Ref. RB	5.00%	07/01/2023	2,500	2,626,025
Energy Northwest (Project #3); Series 2018 C, Ref. RB	5.00%	07/01/2023	4,000	4,573,240
Seattle (City of), WA; Series 2015 A, Ref. GO Bonds	5.00%	06/01/2023	4,000	4,568,920
Seattle (Port of), WA; Series 2015 B, Ref. RB	5.00%	03/01/2022	1,205	1,304,726
Washington (State of); Series 1998 C, GO Bonds	5.50%	07/01/2023	2,815	3,134,362
Washington (State of) Economic Development Finance Authority (Waste Management, Inc.); Series 2008, RB (d)	2.13%	06/01/2020	3,000	3,000,000
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(b)(c)	1.54%	01/01/2025	5,650	5,514,569
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center); Series 2017, Ref. RB (67% of 1 mo. USD LIBOR + 1.10%)(b)(c)	1.21%	07/01/2022	5,000	5,001,250
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2020	$ 500	$ 510,580
Washington (State of) Tobacco Settlement Authority;
Series 2018, Ref. RB	5.00%	06/01/2023	2,500	2,682,250
Series 2018, Ref. RB	5.00%	06/01/2024	3,750	4,018,613
Washington Health Care Facilities Authority (CommonSpirit Health); Series 2019 B-3, Ref. RB (b)	5.00%	08/01/2026	5,000	5,749,600
				42,684,135
West Virginia–0.44%
Mason (County of), WV (Appalachian Power Co.); Series 2003 L, PCR	2.75%	10/01/2022	2,500	2,561,250
West Virginia (State of) Economic Development Authority; Series 2017, Ref. RB	5.00%	06/15/2027	5,610	7,182,876
				9,744,126
Wisconsin–0.34%
Wisconsin (State of); Series 2017-1, Ref. RB	5.00%	07/01/2025	3,790	4,648,321
Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group); Series 2018 B-3, Ref. RB (b)	5.00%	01/31/2024	2,495	2,876,161
				7,524,482
Wyoming–0.05%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	01/01/2024	1,000	1,156,880
TOTAL INVESTMENTS IN SECURITIES(j)–99.65% (Cost $2,169,769,515)					2,228,437,628
OTHER ASSETS LESS LIABILITIES–0.35%					7,802,517
NET ASSETS –100.00%					$2,236,240,145
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
UCR	– University of California Riverside
USD	– U.S. Dollar
VRD	– Variable Rate Demand
YMCA	– Young Men’s Christian Assoc.
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $37,638,903, which represented 1.68% of the Fund’s Net Assets.
(e)	Zero coupon bond issued at a discount.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2020.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security subject to crossover refunding.
(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2020, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Limited Term Municipal Income Fund